Securities Act File No. 333-212686
Investment Company Act File No. 811-23177

As filed with the Securities and Exchange Commission on December 30, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[x]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 1	[x]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[x]
Amendment No. 4	[x]

(Check appropriate box or boxes.)

GOEHRING & ROZENCWAJG INVESTMENT FUNDS
(Exact name of Registrant as Specified in Charter)

110 Wall Street
New York, NY 10005-5991
(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 216-9777

Adam A. Rozencwajg
Goehring & Rozencwajg Associates, LLC
110 Wall Street
New York, NY 10005-5991
 (Name and Address of Agent of Service)

With copy to:

John M. Loder
Ropes & Gray LLP
Prudential Tower
800 Boylston Street

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 30th day of December, 2016.

GOEHRING & ROZENCWAJG INVESTMENT FUNDS
Registrant

By:	/s/ Adam A. Rozencwajg
Adam A. Rozencwajg
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to Registrant’s Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Adam A. Rozencwajg	President; Treasurer; Chief	December 30, 2016
Adam A. Rozencwajg	Executive Officer; Principal
Executive Officer; Chief
Financial Officer; Principal
Financial and Accounting
Officer; Trustee

Mark Kellstrom*	Trustee	December 30, 2016
Mark Kellstrom

J. Douglas Newsome*	Trustee	December 30, 2016
J. Douglas Newsome

Edward O’Brien*	Trustee	December 30, 2016
Edward O’Brien

Thomas B. Stiles, II*	Trustee	December 30, 2016
Thomas B. Stiles, II

*By:	/s/ Adam A. Rozencwajg
Adam A. Rozencwajg
Attorney-In-Fact**
Date:	December 30, 2016

**
Pursuant to Power of Attorney for each of Mark Kellstrom and Thomas B. Stiles, II, filed with the Securities and Exchange Commission as part of Pre-Effective Amendment No. 1 to the Registration Statement under the Securities Act and Amendment No. 1 to the Registration Statement under the 1940 Act on September 30, 2016, and pursuant to Power of Attorney for J. Douglas Newsome and Edward O’Brien, filed with the Securities and Exchange Commission as part of Pre-Effective Amendment No. 2 to the Registration Statement under the Securities Act and Amendment No. 2 to the Registration Statement under the 1940 Act on November 1, 2016.

Exhibit Index

Index No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase